Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING REVENUES
Time charter revenues (include related party revenues of 66,005 and $74,524 for each of the periods ended June 30, 2021 and 2020, respectively)	$ 155,851	$ 142,323
OPERATING EXPENSES
Vessels operating expenses (include related party vessels operating expenses of $6,868 and $6,105 for each of the periods ended June 30, 2021 and 2020, respectively)	52,406	49,682
Time charter and voyage expenses (include related party time charter and voyage expenses of $1,470 and $1,201 for each of the periods ended June 30, 2021 and 2020, respectively)	3,889	6,181
Depreciation and amortization	25,519	23,126
Impairment of vessels	0	8,497
General and administrative expenses	6,131	4,759
Gain on sale of vessel	(7,770)	0
Operating Income	75,676	50,078
NON-OPERATING INCOME/(EXPENSES)
Interest income	364	831
Interest and other finance expenses (include of $5,764 and $2,271 Notes premium for each of the six months ended June 30, 2021 and 2020, respectively)	(39,254)	(35,539)
Other income, net	933	(351)
Total non-operating expenses	(37,957)	(35,059)
Income before income taxes	37,719	15,019
Income taxes	0	(3)
Net Income	37,719	15,016
Earnings allocated to Series B Preferred Shares	(3,495)	(1,790)
Net Income available to Common Shareholders	$ 34,224	$ 13,226
Common Class A [Member]
Net Earnings per Class A common share
Basic	34,136,307	17,632,674
Diluted	34,168,093	17,730,628
Basic	$ 1.00	$ 0.43
Diluted	$ 1.00	$ 0.43